Note 46 - Provisions or reversal provisions (Tables)	12 Months Ended
Dec. 31, 2018
Provisions or reversal of provisions Abstract
Provisions or Reversal of Provisions
Provisions or (reversal) of provisions (Millions of euros)
	Notes	2018	2017	2016
Pensions and other post employment defined benefit obligations	25	125	343	332
Commitments and guarantees given		(48)	(313)	56
Pending legal issues and tax litigation		133	318	76
Other Provisions		163	397	722
Total		373	745	1,186